Black-Scholes option pricing model Significant Assumptions (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Black-Scholes option pricing model Significant Assumptions
Exercise prices Range Minimum	$ 0.02475	$ 0.07	$ 0.14
Exercise prices Range Maximum	$ 0.17	$ 0.17	$ 0.38
Expected volatilities Minimum	106.443%	115.01%	120.72%
Expected volatilities maximum	122.915%	139.28%	140.83%
Risk free interest rates minimum	0.888%	0.79%	0.51%
Risk free interest rates maximum	1.68%	2.36%	1.55%
Expected terms Minimum	1.8	3.0	2.5
Expected terms Maximum	10.0	10.0	5.0
Expected dividends	$ 0	$ 0	$ 0